Annual Total Returns - Fidelity Freedom® 2040 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-14 - Fidelity Freedom® 2040 Fund - Fidelity Freedom 2040 Fund - Retail Class	May 29, 2021
Bar Chart Table:
Annual Return 2011	(4.63%)
Annual Return 2012	14.53%
Annual Return 2013	21.05%
Annual Return 2014	5.71%
Annual Return 2015	(0.18%)
Annual Return 2016	8.60%
Annual Return 2017	22.25%
Annual Return 2018	(8.96%)
Annual Return 2019	25.38%
Annual Return 2020	18.16%